INVESTMENTS - Valued using Equity method and provision for losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments
Percentage of shares in associates	67.95%
Investments accounted for using equity method - gross	R$ 7,188,028
Provision for losses on investments	981,179	R$ 1,366,664
Investments accounted for using equity method	32,224,264	25,769,172
Jointly controlled
Investments
Investments accounted for using equity method - gross	R$ 18,361,521	18,748,336
Norte Energia S.A. - NESA
Investments
Percentage of shares in jointly controlled entities	49.98%
Investments accounted for using equity method - gross	R$ 6,060,822	6,384,303
Energia Sustentavel do Brasil S.A. - ESBR
Investments
Percentage of shares in jointly controlled entities	40.00%
Investments accounted for using equity method - gross	R$ 3,563,552	3,295,627
Provision for losses on investments		309,617
Belo Monte Transmissora de Energia SPE S.A. - BMTE
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 2,005,808	1,895,036
Interligacao Electrica do Madeira S.A. (IE Madeira)
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 1,735,667	1,409,983
Teles Pires Participaes S.A.
Investments
Percentage of shares in jointly controlled entities	49.44%
Investments accounted for using equity method - gross	R$ 315,385	789,994
Provision for losses on investments	R$ 468,478
Mata de Santa Genebra Transmissora S.A.
Investments
Percentage of shares in jointly controlled entities	49.90%
Investments accounted for using equity method - gross	R$ 548,104	634,284
Chapecoense Geracao S.A.
Investments
Percentage of shares in jointly controlled entities	40.00%
Investments accounted for using equity method - gross	R$ 253,633	454,259
Empresa de Energia Sao Manoel S.A.
Investments
Percentage of shares in jointly controlled entities	33.33%
Investments accounted for using equity method - gross	R$ 588,913	428,168
Provision for losses on investments		177,516
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 502,090	413,106
Companhia Energetica Sinop S.A. - SINOP
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 526,442	349,256
Provision for losses on investments	R$ 139,677	354,900
Energetica Aguas da Pedra S.A. EAPSA [Member]
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross		291,327
Sistema de Transmissao Nordeste S.A.- STN
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 269,217	258,272
Paranaiba Transmissora de Energia S.A.
Investments
Percentage of shares in jointly controlled entities	24.50%
Investments accounted for using equity method - gross	R$ 222,169	188,675
Triangulo Mineiro Transmissora S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 199,746	182,828
Goias Transmissao S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 206,773	177,274
Retiro Baixo Energtica S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 155,470	168,726
MGE Transmissao S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 196,954	168,273
Madeira Energia S.A.
Investments
Provision for losses on investments	R$ 141,393	73,868
Transenergia Renovavle S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 96,112	97,461
Vale do Sao Bartolomeu Transmissora de Energia S.A.
Investments
Percentage of shares in jointly controlled entities	39.00%
Investments accounted for using equity method - gross	R$ 89,860	79,406
Luziana-Niquealandia Transmissora de Energia S.A.
Investments
Percentage of shares in jointly controlled entities	49.00%
Investments accounted for using equity method - gross	R$ 47,750	38,320
Itaipu
Investments
Investments accounted for using equity method - gross		279,025
Others
Investments
Investments accounted for using equity method - gross	381,437	364,160
Provision for losses on investments	R$ 16,652	7,294
Others | Minimum
Investments
Percentage of shares in jointly controlled entities	24.50%
Others | Maximum
Investments
Percentage of shares in jointly controlled entities	54.10%
Rouar
Investments
Percentage of shares in jointly controlled entities	50.00%
Investments accounted for using equity method - gross	R$ 133,828	134,264
Interligao Eltrica do Madeira S.A. - IE Madeira
Investments
Provision for losses on investments	R$ 92,192	310,411
Enerpeixe S.A.
Investments
Percentage of shares in jointly controlled entities	40.00%
Investments accounted for using equity method - gross	R$ 261,789	266,309
Associated companies
Investments
Investments accounted for using equity method - gross	R$ 13,862,743	7,020,836
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Investments
Percentage of shares in associates	35.03%
Investments accounted for using equity method - gross	R$ 5,007,916	4,451,016
Companhia Estadual De Transmissao De Energia Eletrica CEEE T
Investments
Investments accounted for using equity method - gross		644,208
Lajeado Energia S.A.
Investments
Percentage of shares in associates	40.07%
Investments accounted for using equity method - gross	R$ 96,037	99,516
CEB Lajeado S.A.
Investments
Percentage of shares in associates	40.07%
Investments accounted for using equity method - gross	R$ 94,839	74,160
Paulista Lajeado Energia S.A.
Investments
Percentage of shares in associates	40.07%
Investments accounted for using equity method - gross	R$ 14,522	37,925
Others
Investments
Investments accounted for using equity method - gross	R$ 1,461,401	R$ 1,714,011
Others | Minimum
Investments
Percentage of shares in associates	32.59%
Others | Maximum
Investments
Percentage of shares in associates	39.02%